Share Repurchase Program - Additional Information (Detail) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Aug. 31, 2019
Equity Class Of Treasury Stock [Line Items]
Increase in common stock repurchase program, authorized amount		$ 25,000,000	$ 50,000,000
Purchase of treasury shares (in shares)	546,220	1,947,443
Common stock repurchased, average price per share	$ 19.73	$ 7.91
Purchase of treasury shares	$ 10,778,000	$ 15,477,000
Common stock repurchased program, amount remained available for repurchases	$ 12,454,000
Maximum
Equity Class Of Treasury Stock [Line Items]
Common stock repurchased program, authorized amount				$ 25,000,000